Goodwill and intangible assets - Estimated Annual Amortization Expense (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	$ 208
2018	178
2019	108
2020	98
2021	$ 75